Reconciliation from gross operating income to net operating income: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from sanitation services (i)	R$ 16,304,206	R$ 15,157,780	R$ 16,134,032
Construction revenue	4,376,739	3,716,616	2,946,566
Sales tax	(1,121,905)	(1,009,358)	(1,035,051)
Regulatory, Control and Oversight Fee (TRCF)	(67,979)	(67,497)	(61,893)
Net revenue	19,491,061	17,797,541	R$ 17,983,654
[custom:AmountCorrespondingToTrcfChargedFromCustomers]	R$ 80,329	R$ 72,962